Notes to the Balance Sheet - Summary of Sensitivity Analysis Financial Assets from Collaborations (Details) - Financial Liabilities From Collaborations [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change In Price Obtained In The Market Revenue Related [Member]
Sensitivity Analysis [Line Items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ (5.5)	€ (9.7)
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	5.5	9.7
Change In Patient Numbers And Number Of Doses Administered Revenue Related [Member]
Sensitivity Analysis [Line Items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	(4.9)	(8.7)
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	4.9	8.7
Change In Manufacturing Costs And Costs Related Components Cost Related [Member]
Sensitivity Analysis [Line Items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	(3.3)	(4.6)
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	3.3	4.6
Change In Patient Numbers And Number Of Doses Administered Cost Related [Member]
Sensitivity Analysis [Line Items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	(0.5)	(0.9)
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ 0.5	€ 0.9